Expenses by Nature (Details) - Schedule of expenses by nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of expenses by nature [Abstract]
Payroll and related expenses	$ 2,656	$ 2,420	$ 1,347
Professional fees	5,990	2,963	1,945
Materials used and subcontracted work	3,248	1,128	322
Listing expenses			10,098
Preparation of patents	471	289	249
Rent and office maintenance	158	215	144
Depreciation and amortization	342	116	75
Vehicle maintenance	31	41	61
Travel	57	41	47
Advertising and participation in exhibitions	1,712	133	18
Other	1,224	650	263
Amazon Fees	2,426
Amortization of excess purchase price of an associate	263	546
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 18,578	$ 8,542	$ 14,569